Intangible Assets, Net	12 Months Ended
Feb. 28, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Trade name	4,000	4,000	549
Student base and customer relationship	2,200	2,200	302
School cooperation agreements	1,000	1,000	137
Non-compete agreements	440	440	60
Purchased software	442	442	61
License	302	302	41
Total	8,384	8,384	1,150
Less: accumulated amortization	6,526	6,950	953
Intangible assets, net	1,858	1,434	197

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, amortization expenses were RMB789, RMB618 and RMB424 (US$58), respectively. As of February 28, 2025, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2030 and thereafter is RMB424, RMB410, RMB400, RMB200, nil and nil.

The Group did not record impairment loss for intangible assets for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.